Fair Value Measurement - Schedule of Changes in Financial Assets and Liabilities (Details) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Financial Assets and Liabilities [Line Items]
Balance at beginning, assets	$ 9,275
Balance at beginning, liabilities	68,443
Balance at ending, assets	11,281	$ 9,275
Balance at ending, liabilities	100,915	68,443
Financial Liabilities measured at fair value [Member]
Schedule of Changes in Financial Assets and Liabilities [Line Items]
Balance at beginning, liabilities	68,443	102,823
Increase due to acquisitions, liabilities	37,678	8,039
Fair value measured for the first time, liabilities		1,594
Change in fair value measurements, liabilities	4,122	(893)
Deduction of the contingent consideration, liabilities	(17,276)	(39,837)
Other, liabilities	7,948	(3,283)
Balance at ending, liabilities	100,915	68,443
Financial assets measured at fair value [Member]
Schedule of Changes in Financial Assets and Liabilities [Line Items]
Balance at beginning, assets	9,275	8,224
Increase due to acquisitions, assets		1,368
Fair value measured for the first time, assets
Change in fair value measurements, assets	1,995	(175)
Deduction of the contingent consideration, assets
Other, assets	11	(142)
Balance at ending, assets	$ 11,281	$ 9,275